Cover	Feb. 11, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 11, 2021
Entity Registrant Name	Evolent Health, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37415
Entity Tax Identification Number	32-0454912
Entity Address, Address Line One	800 N. Glebe Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
City Area Code	571
Local Phone Number	389-6000
Entity Address, Postal Zip Code	22203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock of Evolent Health, Inc., par value $0.01 per share
Trading Symbol	EVH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001628908